Income and Excise Taxes- Permanent Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated undistributed earnings
Investment Company, Changes in Net Assets [Line Items]
Permanent differences	$ 0	$ 762
Paid in capital
Investment Company, Changes in Net Assets [Line Items]
Permanent differences	$ 0	$ (762)